Income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2014
Income/(loss) per share [Abstract]
Schedule of Basic and Diluted Net Income/(Loss) Per Share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the periods indicated:

	As of December 31,
	2012	2013	2014

Numerator:
Net income/(loss).	(30,401)	19,557	22,644
Series A-1 Preference Shares accretions	(962)	(858)	—
Series B Preference Shares accretions	(4,298)	(3,831)	—
Series B-1 Preference Shares accretions	(4,973)	(4,445)	—
Income allocation to participating preference shares	—	(1,230)	—
Numerator for basic and diluted net (loss)/income per share	(40,634)	9,193	22,644

Denominator:
Weighted average number of ordinary shares used in computing net income/(loss) per share—basic	44,245,388	63,717,007	168,589,273
Weighted average number of ordinary shares used in computing net income/(loss) per share—diluted	44,245,388	69,159,524	174,024,997
Net income/(loss) per ordinary share attributable to ordinary shareholders - basic	(0.92)	0.14	0.13
Net income/(loss) per ordinary share attributable to ordinary shareholders - diluted	(0.92)	0.13	0.13
Net income/(loss) per ADS-basic (1 ADS represents 2 Class A ordinary shares)	(1.84)	0.29	0.27
Net income/(loss) per ADS-diluted (1 ADS represents 2 Class A ordinary shares)	(1.84)	0.27	0.26